Consolidated Statements of Shareholders' Equity (Parenthetical)	Jun. 22, 2026	Feb. 17, 2026	Nov. 21, 2025	Mar. 31, 2025
Statement of Stockholders' Equity [Abstract]
Stockholders' Equity, Reverse Stock Split	10-for-1	5-for-1	100-for-1	10-for-1